Loss per share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Loss per share
10 Loss per share
Basic and diluted loss per share is calculated as follows:

	For the six months ended June 30,
	2020		2021
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(71,306)	(20,140)	(54,429)	(8,430)	(15,005)	(2,324)
Net loss attributable to common shareholders	(71,306)	(20,140)	(54,429)	(8,430)	(15,005)	(2,324)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	60,190,846	17,000,189	61,668,577	61,668,577	17,000,189	17,000,189

Basic and diluted loss per share	(1.18)	(1.18)	(0.88)	(0.14)	(0.88)	(0.14)

For the six months ended June 30, 2020 and 2021, the
two-class
method is applicable because the Company has Class A and Class B ordinary shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company. As the Company is in a net loss position, the effect of share options, restricted share units and convertible notes were excluded from the computation of diluted loss per share for the six months ended June 30, 2020 and 2021 as they would be anti-dilutive.